Shareholder Report, Average Annual Return (Details)	6 Months Ended	9 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
C000249919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.10%	3.64%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.74%	5.05%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.17%	3.70%